CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
CONTINGENCIES
Costs of environmental liabilities with remediation

(In millions)	2016	2015

Balance at beginning of year	$17.7	$26.2
Charges (reversals), net	11.6	1.2
Payments	(8.0)	(9.7)

Balance at end of year	$21.3	$17.7